Other operating income and expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income
Government grant income	€ 21	€ 11	€ 120
Amortization of gain on sale and leaseback transactions		119	206
Reimbursement of transaction costs	127	121	254
Gains from foreign exchange transactions	1,657	794	135
Other	338	252	286
Total	2,143	1,297	1,001
Movement of impairment on trade receivables	132	38	33
Other operating expense
Impairment loss on trade receivables	60	224	240
Losses from foreign exchange transactions	880	511	1,585
Other	5	16	19
Total	€ 945	€ 751	€ 1,844